Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Financial assets
Interest-bearing deposits with banks	$ 48,398		$ 38,345
Trading
Trading securities	135,778		146,534
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	325,534		306,961
Loans	673,448		618,856
Derivatives
Derivatives	140,807		101,560
Deposits
Personal	328,386		294,732
Business and government	632,725		565,482
Bank	48,336		25,791
Other
Obligations related to securities sold short	40,347		35,069
Obligations related to assets sold under repurchase agreements and securities loaned	278,605		226,586
Derivatives
Total derivatives	144,710		98,543
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,298)		(710)
Financial assets	(1,298)		(710)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,298)		(710)
Financial liabilities	(1,298)		(710)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	54,132		57,801
Investment
Investment securities	1,436		252
Derivatives
Total gross derivatives, assets	4,463		2,853
Other assets	1,251		1,119
Financial assets	61,282		62,025
Other
Obligations related to securities sold short	22,293		20,512
Derivatives
Total gross derivatives, liabilities	5,729		2,675
Other liabilities	45		102
Financial liabilities	28,067		23,289
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	33,783		22,283
Trading
Trading securities	80,315		87,433
Investment
Investment securities	86,996		56,960
Assets purchased under reverse repurchase agreements and securities borrowed	271,679		246,068
Loans	10,065		9,294
Derivatives
Total gross derivatives, assets	136,944		98,994
Other assets	1,698		1,960
Financial assets	621,480		522,992
Deposits
Personal	16,850		17,378
Business and government	136,901		111,540
Bank	13,482		3,032
Other
Obligations related to securities sold short	18,054		14,557
Obligations related to assets sold under repurchase agreements and securities loaned	265,708		218,612
Derivatives
Total gross derivatives, liabilities	138,735		95,418
Other liabilities	(108)		(1,280)
Financial liabilities	589,622		459,257
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,331		1,300
Investment
Investment securities	526		474
Loans	994		680
Derivatives
Total gross derivatives, assets	698		423
Other assets	49		77
Financial assets	3,598		2,954
Deposits
Personal	163		156
Derivatives
Total gross derivatives, liabilities	1,544		1,160
Other liabilities	36		60
Financial liabilities	1,743		1,376
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	18,982		14,655
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	5,957		5,474
Investment
Investment securities	1,131		657
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	13,786		11,282
Investment
Investment securities	5,148		2,898
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	606		2,050
Investment
Investment securities	487		210
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	30,689		39,584
Investment
Investment securities	40,747		20,666
Total gross fair value [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	54		58
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	3,930		2,786
Investment
Investment securities	909
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	2,360		3,710
Investment
Investment securities	5,877		4,251
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	136		482
Investment
Investment securities	2,927		2,675
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	28		27
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	744		1,333
Investment
Investment securities	963		849
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2		2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 1 [member]
Trading
Trading securities			1
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	24,366		23,643
Investment
Investment securities	22,560		17,537
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	19		21
Investment
Investment securities	165		153
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	30,614		38,309
Investment
Investment securities	40		42
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,277		1,925
Investment
Investment securities	154		127
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,256		1,219
Investment
Investment securities	333		294
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,489		7,300
Total gross fair value [member] | Interest rate contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets			1
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	64,200		46,095
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	564		349
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	55,119		40,768
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	103		48
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	748		169
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	4,463		2,852
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	18,521		12,674
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	28		11
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,644)		(712)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	3		15
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	57,282		39,165
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	1,160		934
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	59,987		40,183
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	37		27
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	747		282
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	5,729		2,675
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	21,267		15,776
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	354		206
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(548)		12
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(7)		(7)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	33,783		22,283
Trading
Trading securities	135,778		146,534
Investment
Investment securities	88,958		57,686
Assets purchased under reverse repurchase agreements and securities borrowed	271,679		246,068
Loans	11,059		9,974
Derivatives
Total gross derivatives, assets	142,105		102,270
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,298)		(710)
Derivatives	140,807		101,560
Other assets	2,998		3,156
Financial assets	685,062		587,261
Deposits
Personal	17,013		17,534
Business and government	136,901		111,540
Bank	13,482		3,032
Other
Obligations related to securities sold short	40,347		35,069
Obligations related to assets sold under repurchase agreements and securities loaned	265,708		218,612
Derivatives
Total gross derivatives, liabilities	146,008		99,253
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,298)		(710)
Total derivatives	144,710		98,543
Other liabilities	(27)		(1,118)
Financial liabilities	618,134		483,212
Recurring [member] | Level 3 [member]
Derivatives
Financial assets	2,054	$ 2,141	1,794	$ 1,742	$ 1,841	$ 1,824
Derivatives
Financial liabilities	(199)	$ (327)	(216)	$ (248)	$ (143)	$ (453)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	24,939		20,129
Investment
Investment securities	1,131		657
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	13,786		11,282
Investment
Investment securities	5,148		2,898
Recurring [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	31,349		41,692
Investment
Investment securities	41,234		20,876
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	6,290		6,496
Investment
Investment securities	6,786		4,251
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	136		482
Investment
Investment securities	2,955		2,702
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	746		1,335
Investment
Investment securities	963		849
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	24,385		23,665
Investment
Investment securities	22,725		17,690
Recurring [member] | Equity securities [member]
Trading
Trading securities	34,147		41,453
Investment
Investment securities	527		463
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,489		7,300
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	64,764		46,445
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	55,222		40,816
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	748		169
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	23,012		15,537
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,641)		(697)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	58,442		40,099
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	60,024		40,210
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	747		282
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	27,350		18,657
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (555)		$ 5